Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Future Minimum Contracted Lease Payments

The following table sets forth the future minimum contracted lease payments to the Company (gross of charterers’ commissions), based on the Company’s vessels’ commitments to non-cancelable time charter contracts as of June 30, 2024. Non-cancelable time charter contracts include fixed-rate time charters.

Twelve-month period ending June 30,	Amount
2025	$10,033,178
Total	$10,033,178